Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2017
AMG Managers High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Managers High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Managers High Yield Fund’s (the “Fund”) investment objective is to achieve a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective of a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below investment grade bonds (those rated below Baa/BBB by Moody’s Investors Service, Inc. (“Moody’s”)/Standard & Poor’s Ratings Services (“S&P”) or unrated but determined by J.P. Morgan Investment Management Inc., the subadviser to the Fund (“JPMorgan” or the “Subadviser”), to be of comparable credit quality). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below investment grade bonds.

		The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; convertible securities; restricted securities; defaulted securities; cash or cash equivalents, such as certificates of deposit or money market funds; money market instruments, such as bankers’ acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Banks and the Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets. The Fund may invest up to 15% of its total assets in derivatives such as options, futures contracts, or swap agreements, including, but not limited to, credit default swaps.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Asset-Backed and Mortgage-Backed Securities Risk—investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Extension Risk—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation Risk—the risk that the value of assets or income from investments will be worth less in the future.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Restricted Securities Risk—it may be difficult to find a buyer for restricted securities and the selling price may be less than originally anticipated.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/16 (Class N)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.77% (2nd Quarter 2009) Worst Quarter: -21.62% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
AMG Managers High Yield Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	838
10 Years	rr_ExpenseExampleYear10	$ 1,883
2007	rr_AnnualReturn2007	2.25%
2008	rr_AnnualReturn2008	(29.76%)
2009	rr_AnnualReturn2009	53.38%
2010	rr_AnnualReturn2010	14.20%
2011	rr_AnnualReturn2011	4.54%
2012	rr_AnnualReturn2012	15.26%
2013	rr_AnnualReturn2013	6.08%
2014	rr_AnnualReturn2014	1.99%
2015	rr_AnnualReturn2015	(4.77%)
2016	rr_AnnualReturn2016	15.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
1 Year	rr_AverageAnnualReturnYear01	15.25%
5 Years	rr_AverageAnnualReturnYear05	6.48%
10 Years	rr_AverageAnnualReturnYear10	6.06%
AMG Managers High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	706
10 Years	rr_ExpenseExampleYear10	$ 1,606
1 Year	rr_AverageAnnualReturnYear01	15.60%
5 Years	rr_AverageAnnualReturnYear05	6.74%
10 Years	rr_AverageAnnualReturnYear10	6.35%
AMG Managers High Yield Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	3.30%
AMG Managers High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.46%
AMG Managers High Yield Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	7.36%
10 Years	rr_AverageAnnualReturnYear10	7.45%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.